Trust specific information	12 Months Ended
Dec. 31, 2025
Trust Specific Information
Trust specific information

Financial Risk Management (note 6)

Investment Objective

The investment objective of the Trust is to provide a secure, convenient and exchange-traded investment alternative for investors interested in holding physical gold bullion without the inconvenience that is typical of a direct investment in physical gold bullion. The Trust invests and intends to continue to invest primarily in long-term holdings of unencumbered, fully allocated, physical gold bullion and does not speculate with regard to short-term changes in gold prices. The Trust will only purchase and expects only to own “Good Delivery Bars” as defined by the London Bullion Market Association (“LBMA”), with each bar purchased being verified against the LBMA source by representatives from the Trust’s custodian, the Royal Canadian Mint.

Significant risks that are relevant to the Trust are discussed here. General information on risks and risk management is described in Note 6 of the Generic Notes.

Fair Value Measurements

The reconciliation of bullion holdings for the years ended December 31, 2025 and 2024 is presented as follows:

	December 31, 2025	December 31, 2024
	$	$
Balance at beginning of year	8,602,306	6,506,367
Purchases	1,626,969	549,085
Sales	–	–
Redemptions for physical bullion	(273,470)	(211,563)
Net realized gains (losses) on sales and redemptions for physical bullion	147,583	57,138
Net change in unrealized gains (losses)	5,849,334	1,701,279
Balance at end of year	15,952,722	8,602,306

The acquisition costs of physical bullion as at December 31, 2025 and 2024 were $6,812,247 and $5,311,165, respectively.

Market Risk

a) Other Price Risk

If the market value of gold bullion increased by 1%, with all other variables held constant, this would have increased total equity and comprehensive income by approximately $159.5 million (December 31, 2024: $86.0 million); conversely, if the value of gold bullion decreased by 1%, this would have decreased total equity and comprehensive income by the same amount.

b) Currency Risk

As at December 31, 2025, approximately $226 (December 31, 2024: $234) of the Trust’s other assets and accounts payable were denominated in Canadian dollars. As a result, a 1% change in the exchange rate between the Canadian and U.S. dollars would not have a material impact to the Trust.

Concentration Risk

The Trust’s risk is concentrated in physical gold bullion held at one location, whose value constitutes 99.9% of total equity as at December 31, 2025 (99.9% of total equity held at one location as at December 31, 2024).

Management Fees (note 8)

The Trust pays the Manager a monthly management fee equal to 1/12 of 0.35% of the value of net assets of the Trust (determined in accordance with the Trust’s trust agreement) plus any applicable sales taxes, calculated and accrued daily and payable monthly in arrears on the last day of each month. As at December 31, 2025, the Trust has no management fee payable, as included in Accounts payable in the statements of financial position compared to $2.7 million as at December 31, 2024.

Also, the Manager has agreed that if the expenses of the Trust, including the management fee, at the end of any month exceed an amount equal to 1/12 of 0.65% of the value of the net assets of the Trust, the management fee payable to the Manager for such month will be reduced by the amount of such excess up to the gross amount of the management fee earned by the Manager from the Trust for such month. Any such reduction in the management fee will not be carried forward or remain payable to the Manager in future months. The Manager did not waive any amounts payable during the years ended December 31, 2025 and 2024. In calculating the expenses of the Trust for purposes of the expense cap, the following will be excluded: any applicable taxes payable by the Trust or to which the Trust may be subject, and any extraordinary expenses as per the prospectus of the Trust.

Tax Loss Carryforwards

As of the taxation year ended December 31, 2025, the Trust had capital losses available for tax purposes of $1 (December 31, 2024: $1).

Related Party Disclosures (note 8)

During the reporting period, the Trust paid the Manager management fees, as discussed above.